Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXATION

11. TAXATION

Enterprise income tax

Under the current laws of the Cayman Islands, the Company and certain subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains.

The Group’s PRC entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Chindata (Hebei) Co., Ltd. being qualified as a High New Technology Enterprise (“HNTE”) is entitled to the preferential income tax rate of 15% for three years from 2018 to 2020.

Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s Malaysian subsidiaries subject to income tax at the statutory rate of 24% in accordance with Malaysia corporate income tax laws and regulations.

Profit (loss) before income taxes consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	—	77,079	102,329	15,682
Non-PRC	(140,920)	(248,522)	(318,335)	(48,787)
	(140,920)	(171,443)	(216,006)	(33,105)

The current and deferred components of income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax	555	631	59,964	9,190
Deferred income tax	(3,314)	(2,373)	7,375	1,130
	(2,759)	(1,742)	67,339	10,320

11. TAXATION (Continued)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax	(140,920)	(171,443)	(216,006)	(33,105)
Income tax benefit computed at the PRC statutory tax rate of 25%	(35,230)	(42,861)	(54,001)	(8,276)
Effect of differing tax rates in different jurisdictions	4,150	23,599	35,228	5,399
Effect of PRC preferential tax rates	—	(3,346)	(22,350)	(3,425)
Research and development super-deduction	—	(4,001)	(7,557)	(1,158)
Effect of tax rate changes on deferred taxes	—	—	5,325	816
Non-deductible expenses and non-taxable income, net*	19,446	384	106,892	16,382
Change in valuation allowance	8,875	24,483	3,802	582
Income tax (benefit) expense	(2,759)	(1,742)	67,339	10,320

*	Primarily represents share-based compensation expense, impairment of goodwill, other non-deductible professional expenses, and income from entities not subject to income tax.

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	67,708	67,873	10,402
Unabsorbed capital allowance	50,475	63,297	9,701
Depreciation and amortization expense	18,809	23,887	3,661
Operating lease	63,823	60,878	9,330
Accrued expenses and others	16,865	35,245	5,402
Less: Valuation allowance*	73,997	71,229	10,916
	143,683	179,951	27,580

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax liabilities
Property and equipment	173,777	222,489	34,098
Acquisition of intangible assets	89,474	105,805	16,215
Debt issuance cost	15,588	13,243	2,030
Operating lease	63,823	64,358	9,863
Others	8,949	9,698	1,487
	351,611	415,593	63,693
Presentation in the consolidated balance sheets:
Deferred tax assets	3,611	18,789	2,880
Deferred tax liabilities	211,539	254,431	38,993
Net deferred tax liabilities	207,928	235,642	36,113

11. TAXATION (Continued)

*

Based upon the level of historical taxable income, scheduled reversal of deferred tax liabilities and projections for future taxable income over the periods in which the deferred tax assets are realizable, management recorded full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a cumulative loss as of December 31, 2019 and 2020, except for the portion that can be realized by matching reversals of deferred tax liabilities.

As of December 31, 2020, the aggregate undistributed earnings from the Company’s WFOEs as well as VIEs that are available for distribution are RMB414,987 (US$63,600). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and will permanently reinvesting all of its aggregate undistributed earnings. Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

As of December 31, 2020, the Group had net losses of approximately RMB277,719 (US$42,562) mainly deriving from entities in the PRC and Malaysia. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period can be extended to ten years for entities that qualify as HNTE. The tax losses of entities in the PRC will begin to expire in 2023, if not utilized. The tax losses in Malaysia can be carried forward for seven years to offset future taxable profit. The tax losses of entities in Malaysia will begin to expire in 2024, if not utilized.

The Group evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income(loss). As of and for the years ended December 31, 2018, 2019 and 2020, there were no significant impact from tax uncertainties on the Group’s financial position and result of operations. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.

In general, the tax authorities have five to seven years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2015 through 2020 remain open to examination by the respective tax authorities.